Group Variable Annuity Contracts
Issued with Respect to DC-I and DC-II
Hartford Life Insurance Company

File No. 33-19946

Supplement Dated February 20, 2007 to the Prospectus Dated October 2, 2006

Supplement Dated February 20, 2007 to your Prospectus

Van Kampen UIF Real Estate Portfolio Fund

Van Kampen UIF Real Estate Portfolio Sub-Account is close to all new Contracts issued after January 12, 2007.

This supplement should be retained with the prospectus for future reference.